SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Warrants To Purchase Common Stock[Member]
Anti- Securities Dilutive	1,722,240	1,576,240	1,576,240	1,046,438
Pre-Funded Warrants To Purchase Common Stock [Member]
Anti- Securities Dilutive	210	792,802		501,664
Options To Purchase Common Stock[Member]
Anti- Securities Dilutive	74,873	77,911	77,472	64,978
Covertible Preferred Shares Outstanding [Member]
Anti- Securities Dilutive		210	210	210